Financial income, net	12 Months Ended
Dec. 31, 2013
Financial income, net [Abstract]
Financial income, net
NOTE 17:-	FINANCIAL INCOME, NET

	Year ended December 31,
	2011	2012	2013

Financial income:
Interest on marketable securities and bank deposits	$2,643	$644	$1,310
Foreign currency translation differences and derivatives	2,563	2,839	1,599

	5,206	3,483	2,909
Financial expenses:
Bank charges and interest on loans	(3,448)	(3,850)	(5,260)
Foreign currency translation differences (*)	(3,434)	(3,180)	(9,453)
Impairment and amortization of premium on marketable securities	(348)	-	(2,214)

	(7,230)	(7,030)	(16,927)

	$(2,024)	$(3,547)	$(14,018)

(*)	In 2013, includes $6,673 from Venezuela and Argentina.